Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Acquisitions.
Schedule of fair value of the assets and liabilities acquired

The following table summarizes the fair value of the assets and liabilities acquired at the date of the acquisitions (in thousands):

	FNS	Broken Arrow	Concurrent	Urban Cable
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828	$8,436
Rollover equity	2,000	—	6,000	4,000
Contingent consideration	8,200	7,552	7,000	3,450
Acquisition debt	—	—	14,143	—
Due from seller	—	—	(510)	(151)
	$30,259	$12,552	$40,461	$15,735
Purchase price allocations:
Cash	$—	$—	$1,289	$185
Accounts receivable	—	5,126	8,458	3,695
Inventories	—	133	25	—
Prepaid expenses	—	94	—	14
Other current assets	—	—	10	28
Property and equipment	9,978	219	5,263	1,361
Other long-term assets	—	32	60	—
Customer relationships	17,370	5,750	22,330	10,910
Trademarks and trade names	270	80	760	340
Goodwill	8,082	5,319	8,552	799
	35,700	16,753	46,747	17,332
Accounts payable	—	(1,987)	(1,938)	(1,184)
Accrued expenses	—	(156)	(799)	(323)
Contract liabilities	—	(2,058)	(367)	—
Capital lease obligations	(5,441)	—	(3,182)	(90)
	$30,259	$12,552	$40,461	$15,735

	FNS	Broken Arrow	Concurrent	Urban Cable
Purchase consideration:
Cash paid	$20,059	$5,000	$13,828	$8,436
Rollover equity	2,000	—	6,000	4,000
Contingent consideration	8,200	7,552	7,000	3,450
Acquisition debt	—	—	14,143	—
Due from seller	—	—	(510)	(151)
	$30,259	$12,552	$40,461	$15,735
Purchase price allocations:
Cash	$—	$—	$1,289	$185
Accounts receivable	—	5,126	8,458	3,695
Inventories	—	133	25	—
Prepaid expenses	—	94	—	14
Other current assets	—	—	10	28
Property and equipment	9,978	219	5,263	1,361
Other long-term assets	—	32	60	—
Customer relationships	17,370	5,750	22,330	10,910
Trademarks and trade names	270	80	760	340
Goodwill	8,082	5,319	8,552	735
	35,700	16,753	46,747	17,268
Accounts payable	—	(1,987)	(1,938)	(1,120)
Accrued expenses	—	(156)	(799)	(323)
Contract liabilities	—	(2,058)	(367)	—
Capital lease obligations	(5,441)	—	(3,182)	(90)
	$30,259	$12,552	$40,461	$15,735